Property, Plant and Equipment (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment
Property, plant and equipment, gross	$ 1,586,370,000		$ 1,586,370,000		$ 938,910,000	$ 576,564,000
Less: Accumulated depreciation	(153,057,000)		(153,057,000)		(109,564,000)	(50,127,000)
Net property, plant and equipment	1,433,313,000		1,433,313,000		829,346,000	526,437,000
Depreciation expense	28,400,000	13,700,000	46,900,000	27,200,000	59,900,000	39,200,000	10,600,000
Interest expense capitalized					700,000
Natural gas liquids terminal assets
Property, Plant and Equipment
Property, plant and equipment, gross	127,258,000		127,258,000		75,141,000	63,637,000
Natural gas liquids terminal assets | Minimum
Property, Plant and Equipment
Useful life			2 years		2 years
Natural gas liquids terminal assets | Maximum
Property, Plant and Equipment
Useful life			30 years		30 years
Retail propane equipment
Property, Plant and Equipment
Property, plant and equipment, gross	167,825,000		167,825,000		160,758,000	152,802,000
Retail propane equipment | Minimum
Property, Plant and Equipment
Useful life			2 years		2 years
Retail propane equipment | Maximum
Property, Plant and Equipment
Useful life			30 years		30 years
Vehicles
Property, Plant and Equipment
Property, plant and equipment, gross					152,676,000	88,173,000
Vehicles | Minimum
Property, Plant and Equipment
Useful life					3 years
Vehicles | Maximum
Property, Plant and Equipment
Useful life					25 years
Water treatment facilities and equipment
Property, Plant and Equipment
Property, plant and equipment, gross	209,644,000		209,644,000		180,985,000	91,944,000
Water treatment facilities and equipment | Minimum
Property, Plant and Equipment
Useful life			3 years		3 years
Water treatment facilities and equipment | Maximum
Property, Plant and Equipment
Useful life			30 years		30 years
Crude oil tanks and related equipment
Property, Plant and Equipment
Property, plant and equipment, gross	145,287,000		145,287,000		106,125,000	22,577,000
Crude oil tanks and related equipment | Minimum
Property, Plant and Equipment
Useful life			2 years		2 years
Crude oil tanks and related equipment | Maximum
Property, Plant and Equipment
Useful life			40 years		40 years
Barges and towboats
Property, Plant and Equipment
Property, plant and equipment, gross	56,094,000		56,094,000		52,217,000	25,963,000
Barges and towboats | Minimum
Property, Plant and Equipment
Useful life			5 years		5 years
Barges and towboats | Maximum
Property, Plant and Equipment
Useful life			40 years		40 years
Information technology equipment
Property, Plant and Equipment
Property, plant and equipment, gross	30,519,000		30,519,000		20,768,000	12,169,000
Information technology equipment | Minimum
Property, Plant and Equipment
Useful life			3 years		3 years
Information technology equipment | Maximum
Property, Plant and Equipment
Useful life			7 years		7 years
Buildings and leasehold improvements
Property, Plant and Equipment
Property, plant and equipment, gross	77,415,000		77,415,000		60,004,000	48,975,000
Buildings and leasehold improvements | Minimum
Property, Plant and Equipment
Useful life			3 years		3 years
Buildings and leasehold improvements | Maximum
Property, Plant and Equipment
Useful life			40 years		40 years
Land
Property, Plant and Equipment
Property, plant and equipment, gross	88,350,000		88,350,000		30,241,000	21,815,000
Linefill and tank bottoms
Property, Plant and Equipment
Property, plant and equipment, gross					13,403,000
Other
Property, Plant and Equipment
Property, plant and equipment, gross	16,770,000		16,770,000		6,341,000	16,104,000
Other | Minimum
Property, Plant and Equipment
Useful life			3 years		5 years
Other | Maximum
Property, Plant and Equipment
Useful life			30 years		30 years
Construction in progress
Property, Plant and Equipment
Property, plant and equipment, gross	$ 57,319,000		$ 57,319,000		$ 80,251,000	$ 32,405,000